SCHEDULE OF PATENT AMORTIZATION (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
2026	$ 3,924
2027	3,211
2028	7,977
Intangible assets	$ 15,112	$ 18,135